Earnings (Loss) Per Common Share Applicable to Common Shareholders of MUFG (Reconciliations of Net Income and Weighted Average Number of Common Shares Outstanding Used for Computation of Basic EPS to Adjusted Amounts for Computation of Diluted EPS) (Detail) - JPY (¥)
¥ / shares in Units, shares in Thousands, ¥ in Millions
	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Income (loss) (Numerator):
Net income (loss) attributable to Mitsubishi UFJ Financial Group	¥ 599,908	¥ (83,320)	¥ 1,117,298
Effect of dilutive instruments:
Stock acquisition rights and restricted stock units—Morgan Stanley	(3,816)	(5,361)	(4,159)
Earnings (loss) applicable to common shareholders of Mitsubishi UFJ Financial Group and assumed conversions	¥ 596,092	¥ (88,681)	¥ 1,113,139
Shares (Denominator):
Weighted average common shares outstanding (in shares)	12,317,723	12,798,060	12,859,737
Effect of dilutive instruments:
Stock acquisition rights and the common shares of MUFG under the Board Incentive Plan (in shares)	1,132	0	0
Weighted average common shares for diluted computation (in shares)	12,318,855	12,798,060	12,859,737
Basic earnings (loss) per common share:
Earnings (loss) applicable to common shareholders of Mitsubishi UFJ Financial Group (in JPY per share)	¥ 48.70	¥ (6.51)	¥ 86.88
Diluted earnings (loss) per common share:
Earnings (loss) applicable to common shareholders of Mitsubishi UFJ Financial Group (in JPY per share)	¥ 48.39	¥ (6.93)	¥ 86.56